UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10255

Nuveen Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Dividend Advantage Municipal Fund 2 (NXZ)
	January 31, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 5.3% (3.5% of Total Investments)
$ 2,030	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	Aa1	$ 1,848,599
	2006C-2, 5.000%, 11/15/39
18,500	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2001A, 5.750%, 6/01/31	6/11 at 101.00	A1 (4)	19,013,930
	(Pre-refunded 6/01/11)
20,530	Total Alabama			20,862,529
	Alaska – 0.9% (0.6% of Total Investments)
2,290	Anchorage, Alaska, Water Revenue Bonds, Refunding Series 2007, 5.000%, 5/01/37 – NPFG Insured	No Opt. Call	AA	2,197,713
2,200	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	Baa3	1,296,548
	Series 2006A, 5.000%, 6/01/46
4,490	Total Alaska			3,494,261
	Arizona – 1.8% (1.2% of Total Investments)
4,500	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series	No Opt. Call	A+	4,011,930
	2010A, 5.000%, 7/01/40
3,120	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Series	7/12 at 100.00	AA–	2,887,529
	2002B, 5.250%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)
7,620	Total Arizona			6,899,459
	Arkansas – 0.2% (0.1% of Total Investments)
740	Arkansas Development Finance Authority, Single Family Mortgage Revenue Bonds, GNMA	1/12 at 100.00	AAA	716,350
	Mortgage-Backed Securities Program, Series 2002C, 5.400%, 1/01/34 (Alternative Minimum Tax)
	California – 15.4% (10.2% of Total Investments)
9,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los	12/18 at 100.00	Baa3	6,488,190
	Angeles County Securitization Corporation, Series 2006A, 5.600%, 6/01/36
6,000	California Educational Facilities Authority, Revenue Bonds, Stanford University, Series 2001Q,	6/11 at 101.00	AAA	6,117,720
	5.250%, 12/01/32
4,080	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	AA+	3,801,132
	Series 2006, 5.000%, 4/01/37 – BHAC Insured
4,250	California State, General Obligation Bonds, Various Purpose Series 2010, 5.250%, 11/01/40	11/20 at 100.00	A1	3,878,210
20,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A2	15,693,600
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45 – FGIC Insured
5,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	5,628,850
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
2,050	5.000%, 6/01/33	6/17 at 100.00	Baa3	1,335,698
1,000	5.125%, 6/01/47	6/17 at 100.00	Baa3	589,580
6,000	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los	12/12 at 102.00	B–	5,983,800
	Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002C,
	7.500%, 12/01/24 (Alternative Minimum Tax)
8,900	Norwalk La Mirada Unified School District, Los Angeles County, California, General Obligation	No Opt. Call	Aa3	3,450,797
	Bonds, Series 2005, 0.000%, 8/01/25 – FGIC Insured
3,000	San Joaquin Delta Community College District, California, General Obligation Bonds, Election	8/18 at 53.32	AA+	825,210
	2004 Series 2008B, 0.000%, 8/01/29 – AGM Insured
12,500	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	Baa1	1,995,625
	Refunding Bonds, Series 1997A, 0.000%, 1/15/32 – NPFG Insured
5,000	San Jose, California, Airport Revenue Bonds, Series 2007A, 6.000%, 3/01/47 – AMBAC Insured	3/17 at 100.00	A	4,957,350
	(Alternative Minimum Tax)
40	Yuba County Water Agency, California, Yuba River Development Revenue Bonds, Pacific Gas and	3/11 at 100.00	Baa1	39,224
	Electric Company, Series 1966A, 4.000%, 3/01/16
86,820	Total California			60,784,986
	Colorado – 10.3% (6.9% of Total Investments)
2,245	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/11 at 100.00	AAA	2,326,022
	Peak-to-Peak Charter School, Series 2001, 7.500%, 8/15/21 (Pre-refunded 8/15/11)
3,300	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006, 5.000%, 11/15/24 –	11/16 at 100.00	A+	3,348,279
	FGIC Insured
	Denver City and County, Colorado, Airport Revenue Bonds, Series 2006A:
5,365	5.000%, 11/15/23 – FGIC Insured (UB)	11/16 at 100.00	A+	5,479,435
4,335	5.000%, 11/15/25 – FGIC Insured (UB)	11/16 at 100.00	A+	4,369,333
1,390	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2000A,	5/11 at 100.00	A+	1,394,935
	6.000%, 11/15/18 – AMBAC Insured (Alternative Minimum Tax)
10,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation Series	No Opt. Call	Baa2	980,300
	2010A, 0.000%, 9/01/41
1,280	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Revenue Bonds, Series 2001,	5/11 at 101.00	N/R	1,149,440
	7.125%, 5/01/31 (Alternative Minimum Tax)
755	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	AA+ (4)	860,239
	12/15/22 (Pre-refunded 12/15/14) – AGM Insured (UB)
5,000	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001A,	6/11 at 102.00	AA+ (4)	5,178,650
	5.250%, 6/15/41 (Pre-refunded 6/15/11) – AGM Insured
	Northwest Parkway Public Highway Authority, Colorado, Senior Lien Revenue Bonds, Series 2001B:
22,000	0.000%, 6/15/28 (Pre-refunded 6/15/11) – AGM Insured	6/11 at 35.65	AA+ (4)	7,805,820
17,650	0.000%, 6/15/29 (Pre-refunded 6/15/11) – AMBAC Insured	6/11 at 33.46	N/R (4)	5,876,568
1,000	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Series 2003,	6/14 at 101.00	N/R	973,830
	8.000%, 12/01/25
960	Regional Transportation District, Colorado, Certificates of Participation, Series 2010A,	6/20 at 100.00	Aa3	940,166
	5.375%, 6/01/31
75,280	Total Colorado			40,683,017
	District of Columbia – 2.3% (1.5% of Total Investments)
835	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	793,033
	Series 2001, 6.250%, 5/15/24
4,250	District of Columbia, Revenue Bonds, National Public Radio, Series 2010A, 5.000%, 4/01/43	4/15 at 100.00	AA–	3,936,775
5,000	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	A1	4,207,750
	Senior Lien Refunding Series 2007A, 4.500%, 10/01/30 – AMBAC Insured
10,085	Total District of Columbia			8,937,558
	Florida – 4.8% (3.2% of Total Investments)
15,000	Jacksonville, Florida, Transportation Revenue Bonds, Series 2001, 5.250%, 10/01/29 –	10/11 at 100.00	Aa2	14,981,100
	NPFG Insured
3,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002,	10/12 at 100.00	A2	2,695,350
	5.375%, 10/01/32 – FGIC Insured (Alternative Minimum Tax)
1,500	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	Baa1	1,219,005
	Series 2007, 5.000%, 7/01/40 – NPFG Insured
19,500	Total Florida			18,895,455
	Georgia – 2.1% (1.4% of Total Investments)
2,000	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb	9/20 at 100.00	N/R	1,869,020
	Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30
2,000	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional	12/20 at 100.00	N/R	1,949,520
	Medical Center Project, Series 2010, 8.125%, 12/01/45
5,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	No Opt. Call	A+	4,470,800
	Northeast Georgia Health Services Inc., Series 2010B, 5.125%, 2/15/40
9,000	Total Georgia			8,289,340
	Hawaii – 2.5% (1.7% of Total Investments)
	Honolulu Board of Water Supply, Hawaii, Water System Revenue Bonds, Series 2001:
3,000	5.250%, 7/01/26 (Pre-refunded 7/01/11) – AGM Insured	7/11 at 100.00	AA+ (4)	3,061,710
6,725	5.250%, 7/01/31 (Pre-refunded 7/01/11) – AGM Insured	7/11 at 100.00	AA+ (4)	6,863,333
9,725	Total Hawaii			9,925,043
	Illinois – 14.4% (9.6% of Total Investments)
3,485	Chicago, Illinois, FHA/GNMA Collateralized Multifamily Housing Revenue Bonds, Stone Terrace	12/11 at 100.00	AAA	3,490,994
	Apartments, Series 2001A, 5.750%, 12/20/42 (Alternative Minimum Tax)
570	Chicago, Illinois, FNMA/GNMA Collateralized Single Family Mortgage Revenue Bonds, Series	4/11 at 105.00	AAA	588,730
	2001A, 6.250%, 10/01/32 (Alternative Minimum Tax)
5,000	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/34 –	No Opt. Call	Aa3	1,040,150
	FGIC Insured
3,985	Chicago, Illinois, General Obligation Bonds, Series 2001A, 5.250%, 1/01/33 – NPFG Insured	1/12 at 100.00	Aa3	3,616,268
7,100	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	6,808,119
3,180	Illinois Development Finance Authority, Revenue Bonds, Chicago Charter School Foundation,	12/12 at 100.00	N/R (4)	3,485,852
	Series 2002A, 6.250%, 12/01/32 (Pre-refunded 12/01/12)
910	Illinois Development Finance Authority, Revenue Bonds, Illinois Wesleyan University, Series	9/11 at 100.00	BBB+	826,680
	2001, 5.500%, 9/01/32 – AMBAC Insured
4,090	Illinois Development Finance Authority, Revenue Bonds, Illinois Wesleyan University, Series	9/11 at 100.00	BBB+ (4)	4,204,970
	2001, 5.500%, 9/01/32 (Pre-refunded 9/01/11) – AMBAC Insured
3,100	Illinois Development Finance Authority, Revenue Bonds, Midwestern University, Series 2001B,	5/11 at 101.00	AAA	3,178,678
	6.000%, 5/15/31 (Pre-refunded 5/15/11)
9,500	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2007A, 5.000%,	5/17 at 100.00	Baa1	8,491,385
	5/15/32 – NPFG Insured
2,500	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series	8/19 at 100.00	BBB	2,580,425
	2009, 6.875%, 8/15/38
6,980	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	5/17 at 100.00	Baa3	5,802,195
	Refunding Series 2007A, 5.250%, 5/01/34
2,320	Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds, Series 2006C2,	2/16 at 100.00	AA	2,249,286
	5.050%, 8/01/27 (Alternative Minimum Tax)
1,535	Illinois, Sales Tax Revenue Bonds, Series 2001, 5.500%, 6/15/16	No Opt. Call	AAA	1,545,730
740	Illinois, Sales Tax Revenue Bonds, Series 2001, 5.500%, 6/15/16 (Pre-refunded 6/15/11)	6/11 at 100.00	A1 (4)	754,149
2,500	Kane & DeKalb Counties, Illinois, Community United School District 301, General Obligation	No Opt. Call	A1	1,219,125
	Bonds, Series 2006, 0.000%, 12/01/23 – NPFG Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
7,500	0.000%, 12/15/30 – NPFG Insured	No Opt. Call	AAA	2,036,100
10,000	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	AAA	1,724,600
1,701	Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds, Series 2007, 4.700%,	3/16 at 100.00	N/R	1,336,595
	3/01/30 – RAAI Insured
3,360	Northfield Township High School District 225, Cook County, Illinois, Glenbrook, General	12/16 at 69.01	AAA	1,687,056
	Obligation School Bonds, Series 2007B, 0.000%, 12/01/24
80,056	Total Illinois			56,667,087
	Indiana – 4.1% (2.7% of Total Investments)
2,295	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Methodist Hospitals Inc.,	9/11 at 100.00	BBB	1,837,216
	Series 2001, 5.500%, 9/15/31
1,900	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus	No Opt. Call	AA+	2,124,637
	Regional Hospital, Series 1993, 7.000%, 8/15/15 – AGM Insured
1,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	BBB+	860,600
	Indiana, Series 2007, 5.500%, 3/01/37
5,180	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	A+	4,683,290
	NPFG Insured
4,000	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2003A, 5.000%, 6/01/23	6/13 at 100.00	AA+ (4)	4,387,760
	(Pre-refunded 6/01/13) – AGM Insured
6,100	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series	2/11 at 100.00	CCC	2,316,780
	1999, 5.800%, 2/15/24 (5), (6)
20,475	Total Indiana			16,210,283
	Iowa – 1.5% (1.0% of Total Investments)
1,000	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Wartburg	10/12 at 100.00	N/R (4)	1,079,820
	College, Series 2002, 5.500%, 10/01/28 (Pre-refunded 10/01/12) – ACA Insured
6,340	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	BBB	5,027,176
	5.600%, 6/01/34
7,340	Total Iowa			6,106,996
	Kansas – 4.2% (2.8% of Total Investments)
17,000	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi	11/11 at 101.00	A+	16,442,570
	Health System Inc., Series 2001-III, 5.625%, 11/15/31
	Kentucky – 0.3% (0.2% of Total Investments)
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AA+	1,018,580
	Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/38 – AGC Insured
	Louisiana – 5.2% (3.5% of Total Investments)
3,960	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, 4.500%, 5/01/41 – FGIC	5/16 at 100.00	Aa1	3,427,697
	Insured (UB)
18,825	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	A–	17,173,671
	Series 2001B, 5.875%, 5/15/39
22,785	Total Louisiana			20,601,368
	Maryland – 0.2% (0.1% of Total Investments)
1,000	Westminster, Maryland, Educational Facilities Revenue Bonds, McDaniel College, Series 2006,	11/16 at 100.00	BBB+	788,010
	4.500%, 11/01/36
	Massachusetts – 0.3% (0.2% of Total Investments)
1,500	Massachusetts Health and Education Facilities Authority, Revenue Bonds, Partners HealthCare	7/19 at 100.00	AA	1,351,080
	System, Series 2010J, 5.000%, 7/01/39
	Michigan – 7.5% (5.0% of Total Investments)
5,865	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%,	7/13 at 100.00	AA+	5,169,235
	7/01/32 – AGM Insured
20,000	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2001A, 5.500%,	7/11 at 101.00	A (4)	20,632,000
	7/01/33 (Pre-refunded 7/01/11) – FGIC Insured
4,000	Michigan Municipal Bond Authority, Public School Academy Revenue Bonds, Detroit Academy of	4/11 at 102.00	B1	3,651,120
	Arts and Sciences Charter School, Series 2001A, 8.000%, 10/01/31
29,865	Total Michigan			29,452,355
	Minnesota – 1.3% (0.9% of Total Investments)
5,000	Minneapolis, Minnesota, Health Care System Revenue Bonds,S Fairview Health Services, Series	11/18 at 100.00	AA+	5,256,250
	2008B, 6.500%, 11/15/38 – AGC Insured
	Montana – 0.4% (0.3% of Total Investments)
1,665	Montana Board of Housing, Single Family Program Bonds, Series 2001A-2, 5.700%, 6/01/32	6/11 at 100.00	AA+	1,665,017
	(Alternative Minimum Tax)
	Nevada – 1.6% (1.0% of Total Investments)
12,275	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	7/11 at 100.00	N/R	2,746,777
	Monorail Project, First Tier, Series 2000, 5.375%, 1/01/40 – AMBAC Insured (6)
3,500	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/12 at 100.00	N/R	7,000
	Monorail Project, Second Tier, Series 2000, 7.375%, 1/01/40 (6)
2,000	Henderson, Nevada, Healthcare Facility Revenue Refunding Bonds, Catholic Healthcare West,	7/17 at 100.00	AA+	1,896,080
	Series 2007B, Trust 2634, 18.675%, 7/01/31 – BHAC Insured (IF)
1,750	Reno, Nevada, Health Facilities Revenue Bonds, Catholic Healthcare West, Trust 2634, 18.398%,	7/17 at 100.00	AA+	1,524,040
	7/01/31 – BHAC Insured (IF)
19,525	Total Nevada			6,173,897
	New Hampshire – 2.3% (1.5% of Total Investments)
8,000	New Hampshire Business Finance Authority, Pollution Control Remarketed Revenue Refunding	4/11 at 101.00	Baa1	8,010,080
	Bonds, Connecticut Light and Power Company, Series 1992A, 5.850%, 12/01/22
1,025	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Bonds, Series	5/11 at 100.00	Aa2	1,025,256
	2001A, 5.700%, 1/01/31 (Alternative Minimum Tax)
9,025	Total New Hampshire			9,035,336
	New Jersey – 2.7% (1.8% of Total Investments)
3,995	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	5/11 at 101.00	B	3,931,480
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
310	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	AAA	325,621
	Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
2,200	6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	2,437,138
425	6.750%, 6/01/39 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	481,933
3,085	6.250%, 6/01/43 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	3,462,758
10,015	Total New Jersey			10,638,930
	New Mexico – 6.0% (4.0% of Total Investments)
	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare
	Services, Series 2001A:
12,000	5.500%, 8/01/25 (Pre-refunded 8/01/11)	8/11 at 101.00	AA– (4)	12,423,360
10,800	5.500%, 8/01/30 (Pre-refunded 8/01/11)	8/11 at 101.00	AA– (4)	11,181,024
22,800	Total New Mexico			23,604,384
	New York – 9.8% (6.5% of Total Investments)
12,020	Brooklyn Areba Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	No Opt. Call	BBB–	929,867
	Bonds, Barclays Center Project, Series 2009, 0.000%, 7/15/46
6,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001L,	5/11 at 100.00	AAA	6,075,240
	5.375%, 5/01/33 (Pre-refunded 5/01/11)
12,800	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006B,	11/16 at 100.00	AA+	11,223,680
	4.500%, 11/15/32 – AGM Insured (UB)
5,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/12 at 101.00	B–	5,155,900
	Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)
1,460	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/20 at 100.00	AA+	1,467,680
	Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43
12,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/11 at 101.00	AAA	12,000,840
	Bonds, Fiscal Series 2001C, 5.125%, 6/15/33 (UB)
1,670	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB–	1,612,101
	Terminal LLC Project, Eigth Series 2010, 6.000%, 12/01/36
50,950	Total New York			38,465,308
	North Carolina – 0.6% (0.4% of Total Investments)
2,950	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Johnson and Wales	4/13 at 100.00	N/R	2,546,971
	University, Series 2003A, 5.000%, 4/01/33 – SYNCORA GTY Insured
	North Dakota – 0.3% (0.2% of Total Investments)
1,025	North Dakota Housing Finance Agency, Home Mortgage Finance Program Refunding Bonds, Series	7/11 at 100.00	Aa1	1,027,809
	2001A, 5.550%, 1/01/32 (Alternative Minimum Tax)
	Ohio – 1.8% (1.2% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
10,000	5.750%, 6/01/34	6/17 at 100.00	Baa3	6,632,200
1,000	5.875%, 6/01/47	6/17 at 100.00	Baa3	658,700
11,000	Total Ohio			7,290,900
	Oklahoma – 0.9% (0.6% of Total Investments)
3,500	Grand River Dam Authority, Oklahoma, Revenue Bonds, Series 2010A, 5.250%, 6/01/40	6/20 at 100.00	A	3,458,420
	Oregon – 3.3% (2.2% of Total Investments)
8,000	Clackamas County Hospital Facility Authority, Oregon, Revenue Refunding Bonds, Legacy Health	5/11 at 101.00	A+	8,047,360
	System, Series 2001, 5.250%, 5/01/21
5,000	Oregon Department of Administrative Services, Certificates of Participation, Series 2001D,	5/11 at 101.00	Aa2	5,014,350
	5.000%, 5/01/26 – AMBAC Insured
13,000	Total Oregon			13,061,710
	Puerto Rico – 3.2% (2.1% of Total Investments)
2,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	2,502,975
	2009A, 6.000%, 8/01/42
9,310	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	A+	8,361,870
	2010C, 5.250%, 8/01/41
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
30,000	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	Aa2	1,416,000
6,150	0.000%, 8/01/56	No Opt. Call	Aa2	252,027
47,960	Total Puerto Rico			12,532,872
	Texas – 25.9% (17.2% of Total Investments)
10,000	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	BBB	7,744,400
	Bonds, Series 2005, 5.000%, 1/01/45 – FGIC Insured
	Dallas-Fort Worth International Airport Public Facility Corporation, Texas, Airport Hotel
	Revenue Bonds, Series 2001:
15,000	5.250%, 1/15/26 – AGM Insured	7/11 at 100.00	AA+	15,002,100
1,750	5.200%, 1/15/31 – AGM Insured	7/11 at 100.00	AA+	1,708,560
6,000	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2004A,	9/14 at 100.00	N/R	5,641,020
	7.125%, 9/01/34
10,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	4/12 at 100.00	Ba2	10,066,200
	Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)
1,715	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Bonds, Series 2001H,	11/31 at 69.08	Baa1	196,659
	0.000%, 11/15/37 – NPFG Insured
31,170	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series	11/11 at 100.00	Baa1	25,460,279
	2001B, 5.250%, 11/15/40 – NPFG Insured
40,000	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Refunding Bonds, Series	11/30 at 54.04	Baa1	4,035,600
	2001A, 0.000%, 11/15/40 – NPFG Insured
3,965	Harris County-Houston Sports Authority, Texas, Third Lien Revenue Bonds, Series 2004-A3,	11/24 at 52.47	Baa1	507,203
	0.000%, 11/15/35 – NPFG Insured
	Hays Consolidated Independent School District, Hays County, Texas, General Obligation School
	Building Bonds, Series 2001:
10,715	0.000%, 8/15/25 (Pre-refunded 8/15/11)	8/11 at 43.18	AAA	4,613,236
12,940	0.000%, 8/15/26 (Pre-refunded 8/15/11)	8/11 at 40.60	AAA	5,239,147
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment
	Project, Series 2001B:
5,000	0.000%, 9/01/30 – AMBAC Insured	No Opt. Call	A2	1,277,650
5,540	0.000%, 9/01/31 – AMBAC Insured	No Opt. Call	A2	1,309,933
10,000	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Series 2008D,	No Opt. Call	AA+	3,496,100
	0.000%, 1/01/28 – AGC Insured
3,295	Tarrant County, Texas, Cultural & Educational Facilities Financing Corporation, Revenue Bonds,	2/17 at 100.00	AA–	2,421,430
	Series 2007, Residuals 1760-3, 16.594%, 2/15/36 (IF)
2,890	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	A1	2,672,470
	Bonds, Scott & White HealthCare Project, Series 2010, 5.500%, 8/15/45
1,000	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series	8/12 at 39.43	BBB+	289,210
	2002A, 0.000%, 8/15/28 – AMBAC Insured
10,500	Texas, General Obligation Bonds, Water Financial Assistance Program, Series 2001,	8/11 at 100.00	Aaa	10,505,670
	5.250%, 8/01/35
181,480	Total Texas			102,186,867
	Virginia – 0.4% (0.2% of Total Investments)
1,500	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2001H-1, 5.375%,	7/11 at 100.00	AAA	1,500,675
	7/01/36 – NPFG Insured
	Washington – 4.5% (3.0% of Total Investments)
	Seattle, Washington, Municipal Light and Power Revenue Refunding and Improvement Bonds,
	Series 2001:
1,845	5.125%, 3/01/26 (Pre-refunded 3/10/11) – AGM Insured	3/11 at 100.00	AA+ (4)	1,854,649
5,405	5.125%, 3/01/26 (Pre-refunded 3/10/11) – AGM Insured	3/11 at 100.00	AA+ (4)	5,426,728
2,500	Washington State Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical	12/20 at 100.00	Baa2	2,050,900
	Center, Series 2010, 5.500%, 12/01/39
7,500	Washington State Health Care Facilities Authority, Revenue Bonds, Sisters of Providence Health	10/11 at 100.00	AA	7,664,025
	System, Series 2001A, 5.250%, 10/01/21 – NPFG Insured
810	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	815,589
	Series 2002, 6.500%, 6/01/26
18,060	Total Washington			17,811,891
	West Virginia – 1.9% (1.3% of Total Investments)
5,000	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company,	10/11 at 100.00	BBB	5,018,900
	Series 2003L, 5.500%, 10/01/22
2,950	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds,	12/20 at 100.00	BBB	2,661,311
	Appalachian Power Company Project, Series 2010, 5.375%, 12/01/38
7,950	Total West Virginia			7,680,211
	Wisconsin – 0.3% (0.2% of Total Investments)
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior	5/12 at 100.00	N/R (4)	1,082,680
	Healthcare, Series 2002A, 7.375%, 5/01/26 (Pre-refunded 5/01/12)
$ 833,216	Total Investments (cost $619,075,723) – 150.5%			593,146,455
	Floating Rate Obligations – (6.8)%			(26,661,650)
	Other Assets Less Liabilities – 6.0%			23,563,011
	Variable Rate Demand Preferred Shares, at Liquidation Value – (49.7)% (7)			(196,000,000)
	Net Assets Applicable to Common Shares – 100%			$ 394,047,816

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$590,829,675	$2,316,780	$593,146,455

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Municipal Bonds
Balance at the beginning of period	$2,333,250
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	(24,998)
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	8,528
Transfers into	—
Transfers out of	—
Balance at the end of period	$2,316,780
During the period ended January 31, 2011, the Fund recognized no significant transfers to/from Level 1,
Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2011, the cost of investments was $597,702,969.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2011, were as follows:

Gross unrealized:
Appreciation	$14,316,764
Depreciation	(45,540,163)
Net unrealized appreciation (depreciation) of investments	$(31,223,399)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	For fair value measurement disclosure purposes, investment categorized as Level 3.
(6)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(7)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.0%.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Dividend Advantage Municipal Fund 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         April 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         April 1, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         April 1, 2011